Stockholders' Equity (Details) - $ / shares	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Conversion of stock, description	The Class C common stock will automatically convert into shares of Class A common stock at the earlier of (i) a time after the completion of a Business Combination in which the sale price of shares of the Class A common stock equals or exceeds $15.25 if occurring before the third anniversary of a Business Combination, $23.00 if occurring before the sixth anniversary of a Business Combination or $35.00 if occurring before the ninth anniversary of a Business Combination, and (ii) subsequent to the completion of the Business Combination, the date on which the Company completes a merger, stock exchange, reorganization or other similar transaction that results in both a change of control and all of its public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property, in each case, on a one-for-one basis, subject to adjustment.	The Class C common stock will automatically convert into shares of Class A common stock at the earlier of (i) a time after the completion of a Business Combination in which the sale price of shares of the Class A common stock equals or exceeds $15.25 if occurring before the third anniversary of a Business Combination, $23.00 if occurring before the sixth anniversary of a Business Combination or $35.00 if occurring before the ninth anniversary of a Business Combination, and (ii) subsequent to the completion of the Business Combination, the date on which the Company completes a merger, stock exchange, reorganization or other similar transaction that results in both a change of control and all of its public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property, in each case, on a one-for-one basis, subject to adjustment.
Percentage of issued and outstanding	25%	25%
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	75,000,000	75,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of the Company’s common stock are entitled to one vote for each share.	Holders of the Company’s common stock are entitled to one vote for each share.
Common stock, share issued		3,651,209
Common stock, share outstanding		3,651,209
Shares subject to possible redemption	28,750,000	25,098,791
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of the Company’s Class B common stock are entitled to one vote for each share.	Holders of the Company’s Class B common stock are entitled to one vote for each share.
Common stock, share issued	3,833,333	3,833,333
Common stock, share outstanding	3,833,333	3,833,333
Class C Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized	15,000,000	15,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of the Company’s Class C common stock are entitled to one vote for each share.	Holders of the Company’s Class C common stock are entitled to one vote for each share.
Common stock, share issued	5,750,000	5,750,000
Common stock, share outstanding	5,750,000	5,750,000